Share Capital - Summary of Inputs Used in Measurement of Fair Values at Grant Date of Share Based Option Plan (Detail)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 CAD ($) yr $ / shares	Dec. 31, 2019 CAD ($) yr $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2018 CAD ($) yr $ / shares
Disclosure of fair value measurement of equity [line items]
Expected Option Life | yr		3.5
US Dollar [Member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated			$ 1.48
Share price at grant			2.36
Exercise price			$ 2.72
Risk free interest rate (based on government bonds)		1.50%
Expected Volatility		97.90%
Expected dividends | $
Canadian Dollar [Member]
Disclosure of fair value measurement of equity [line items]
Fair Value calculated	$ 0.43	$ 1.61		$ 5.99
Share price at grant	0.62	2.90		10.79
Exercise price	$ 0.66	$ 4.54		$ 11.97
Expected Option Life | yr	3.5	3.4		3
Risk free interest rate (based on government bonds)	1.41%	1.43%		1.90%
Expected Volatility	109.00%	98.10%		90.12%
Expected dividends | $